Share Incentive Plan	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share Incentive Plan
16.
SHARE INCENTIVE PLAN

2017 Share Incentive Plan

In October 2017, the shareholders of the Company approved the 2017 Share Incentive Plan (the “2017 ESOP”) under which the Company can grant a maximum of 483,846 ordinary shares. On August 24, 2018, the Company further approved an additional 345,503 ordinary shares for issuance, and therefore, 829,349 ordinary shares were reserved for issuance under the 2017 ESOP.

Options

There was no option activity during the year ended December 31, 2024.

			Weighted- average		Weighted-
		Weighted-	remaining	Aggregated	average
	Number of	average	contractual	intrinsic	grant date
Share options	shares	exercise price	term(years)	value	fair value
		RMB		RMB	RMB
Outstanding and exercisable, December 31, 2023	31,550	560.95	3.81	—	271.90
Forfeited	—	—	—	—	—
Outstanding and exercisable, December 31, 2024	31,550	560.95	2.81	—	271.90

Total share-based compensation expense of share-based awards granted to employees, certain directors and management recognized for the years ended December 31, 2022, 2023 and 2024 were as follows:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	33	—	—
Sales and marketing expenses	4,166	—	—
General and administrative expenses	2,982	—	—
	7,181	—	—

As of December 31, 2024, there were no unrecognized share-based compensation expenses related to share options.